Assets and Liabilities for insurance and reinsurance contracts - Summary of CSM is expected to be in profit or loss (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	S/ 1,079,940	S/ 870,851
Pensions [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	350,002	302,447
Life [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	566,181	439,152
General Insurance [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	163,757	129,252
Less than 1 year [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	74,883	15,168
Less than 1 year [member] | Pensions [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(2,750)	(11,923)
Less than 1 year [member] | Life [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	32,149	(3,773)
Less than 1 year [member] | General Insurance [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	45,484	30,864
From 1 to 2 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	64,395	9,265
From 1 to 2 years [member] | Pensions [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	713	(10,803)
From 1 to 2 years [member] | Life [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	29,727	(3,615)
From 1 to 2 years [member] | General Insurance [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	33,955	23,683
From 2 to 3 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	56,700	4,281
From 2 to 3 years [member] | Pensions [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	3,822	(9,509)
From 2 to 3 years [member] | Life [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	28,627	(2,780)
From 2 to 3 years [member] | General Insurance [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	24,251	16,570
From 3 to 4 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	50,191	1,677
From 3 to 4 years [member] | Pensions [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	5,936	(8,481)
From 3 to 4 years [member] | Life [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	28,227	(877)
From 3 to 4 years [member] | General Insurance [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	16,028	11,035
From 4 to 5 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	45,314	972
From 4 to 5 years [member] | Pensions [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	7,322	(7,654)
From 4 to 5 years [member] | Life [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	28,437	1,665
From 4 to 5 years [member] | General Insurance [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	9,555	6,961
More than 5 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	788,457	839,488
More than 5 years [member] | Pensions [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	334,959	350,817
More than 5 years [member] | Life [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	419,014	448,532
More than 5 years [member] | General Insurance [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	S/ 34,484	S/ 40,139